Fees Summary	Apr. 20, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 23,575,000.00
Total Fee Amount	3,255.71
Total Offset Amount	0.00
Net Fee	$ 3,255.71
Offering Table N/A
Offset Table N/A	N/A